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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended December 31, 2008
                                               -------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 -------------------------------
   Address:      400 Centre Street
                 -------------------------------
                 Newton, MA 02458.
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Adam D. Portnoy                Newton, MA          February 3, 2009
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 78
                                        --------------------

Form 13F Information Table Value Total: $26,222
                                        --------------------
                                            (thousands)

List of Other Included Managers:        None

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                           FORM 13F INFORMATION TABLE


                                                          VALUE         AMOUNT AND        INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X $1,000)   TYPE OF SECURITY     DISCRETION MANAGERS    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                  SHRS OR
                                                                  PRN AMT SH/PRN PUT/CALL                       SOLE   SHARED   NONE
                                                                  ------- ------ --------                     -------- ------   ----
ACADIA RLTY TR                 COM SH BEN INT 004239109        18   1,280   SH               SOLE                1,280      -
ALEXANDRIA REAL ESTATE EQUIT   COM            015271109        36     600   SH               SOLE                  600      -
AMERICAN CAMPUS CMNTYS INC     COM SBI        024835100         3     130   SH               SOLE                  130      -
AMB PPTY CORP                  COM            00163T109        30   1,295   SH               SOLE                1,295      -
APARTMENT INVT + MGMT CO       CLASS A        03748R101       289  25,040   SH               SOLE               25,040      -
ASHFORD HOSPITALITY TR INC     COM SHS        044103109       297 258,530   SH               SOLE              258,530      -
ASSOCIATED ESTATES RLTY CORP   COM            045604105       365  40,000   SH               SOLE               40,000      -
AVALONBAY CMNTYS INC           COM            053484101       970  16,020   SH               SOLE               16,020      -
BLACKROCK PFD EQUITY ADVANTAGE COM            092508100       207  24,836   SH               SOLE               24,836      -
BOSTON PPTYS INC               COM            101121101        74   1,348   SH               SOLE                1,348      -
BRANDYWINE RLTY TR             SH BEN INT NEW 105368203     1,021 132,400   SH               SOLE              132,400      -
BRE PPTYS INC                  CL A           05564E106       451  16,100   SH               SOLE               16,100      -
BROOKFIELD PPTYS CORP          COM            112900105        77  10,000   SH               SOLE               10,000      -
CAPLEASE INC                   COM            140288101       270 155,975   SH               SOLE              155,975      -
CBL + ASSOC PPTYS INC          COM            124830100       112  17,200   SH               SOLE               17,200      -
CEDAR SHOPPING CTRS INC        COM NEW        150602209       273  38,508   SH               SOLE               38,508      -
COHEN + STEERS ADVANTAGE INCOM COM            19247W102       219  58,000   SH               SOLE               58,000      -
COHEN + STEERS PREM INCOME     COM            19247V104        26   7,177   SH               SOLE                7,177      -
COHEN + STEERS REIT + UTIL INC COM            19247Y108       187  29,384   SH               SOLE               29,384      -
CORPORATE OFFICE PPTYS TR      SH BEN INT     22002T108       494  16,105   SH               SOLE               16,105      -
COUSINS PPTYS INC              COM            222795106        61   4,400   SH               SOLE                4,400      -
DIAMONDROCK HOSPITALITY CO     COM            252784301       228  45,000   SH               SOLE               45,000      -
DIGITAL RLTY TR INC            COM            253868103        39   1,195   SH               SOLE                1,195      -
DOUGLAS EMMETT INC             COM            25960P109        19   1,490   SH               SOLE                1,490      -
DUKE RLTY CORP                 COM NEW        264411505       319  29,100   SH               SOLE               29,100      -
DWS RREEF REAL ESTATE FD II    COM            23338X102        62  94,150   SH               SOLE               94,150      -
EASTGROUP PPTYS INC            COM            277276101       253   7,100   SH               SOLE                7,100      -
EATON VANCE ENHANCED EQ INC FD COM            278277108       536  50,200   SH               SOLE               50,200      -
ENTERTAINMENT PPTYS TR         COM SH BEN INT 29380T105       659  22,100   SH               SOLE               22,100      -
EQUITY ONE INC                 COM            294752100        55   3,100   SH               SOLE                3,100      -
EQUITY RESIDENTIAL             SH BEN INT     29476L107     1,548  51,915   SH               SOLE               51,915      -
ESSEX PROPERTY TRUST           COM            297178105       495   6,450   SH               SOLE                6,450      -
FEDERAL RLTY INVT TR           SH BEN INT NEW 313747206        57     920   SH               SOLE                  920      -
FELCOR LODGING TR INC          PFD CONV SER A
                                 1.95         31430F200       560  83,000   SH               SOLE               83,000      -
GENERAL GROWTH PPTYS INC       COM            370021107         2   1,725   SH               SOLE                1,725      -
HCP INC                        COM            40414L109     1,170  42,116   SH               SOLE               42,116      -
HEALTH CARE REIT INC           COM            42217K106        44   1,050   SH               SOLE                1,050      -
HEALTH CARE REIT INC           PFD CONV SER G 42217K502       977  32,000   SH               SOLE               32,000      -
HEALTHCARE RLTY TR             COM            421946104        28   1,190   SH               SOLE                1,190      -
HERSHA HOSPITALITY TR          PRIORITY CL A
                                 SHS BEN INT  427825104       776 258,600   SH               SOLE              258,600      -
HIGHWOODS PPTYS INC            COM            431284108     1,518  55,500   SH               SOLE               55,500      -
HOME PROPERTIES INC            COM            437306103        20     500   SH               SOLE                  500      -
HOST HOTELS + RESORTS INC      COM            44107P104        42   5,610   SH               SOLE                5,610      -
ISHARES TR                     DOW JONES U S
                                 REAL ESTATE
                                 INDE         464287739        18     480   SH               SOLE                  480      -
KILROY RLTY CORP               COM            49427F108        22     646   SH               SOLE                  646      -
KIMCO RLTY CORP                COM            49446R109       137   7,490   SH               SOLE                7,490      -
LASALLE HOTEL PPTYS            COM SH BEN INT 517942108       201  18,195   SH               SOLE               18,195      -
LEXINGTON REALTY TRUST         COM            529043101       211  42,283   SH               SOLE               42,283      -
LIBERTY PROPERTY               SH BEN INT
                               SUPP           531172104       664  29,100   SH               SOLE               29,100      -
MACK CA RLTY CORP              COM            554489104       670  27,345   SH               SOLE               27,345      -
MAGUIRE PPTYS INC              COM            559775101        70  48,000   SH               SOLE               48,000      -
MARRIOTT INTL INC NEW          CL A           571903202        11     580   SH               SOLE                  580      -
MEDICAL PPTYS TR INC           COM            58463J304       909 144,120   SH               SOLE              144,120      -
MID AMER APT CMNTYS INC        COM            59522J103       253   6,800   SH               SOLE                6,800      -
NATIONAL RETAIL PPTYS INC      COM            637417106     2,254 131,100   SH               SOLE              131,100      -
NATIONWIDE HEALTH PPTYS INC    COM            638620104     1,943  67,654   SH               SOLE               67,654      -
NICHOLAS APPLEGATE CONV        COM            65370G109         2     504   SH               SOLE                  504      -
NUVEEN FLOATING RATE INCOME FD COM            67072T108       193  31,885   SH               SOLE               31,885      -
NUVEEN REAL ESTATE INCOME FD   COM            67071B108        19   3,700   SH               SOLE                3,700      -
OMEGA HEALTHCARE INVESTORS     COM            681936100        14     900   SH               SOLE                  900      -
PIONEER FLOATING RATE TR       COM            72369J102         2     271   SH               SOLE                  271      -
PROLOGIS                       SH BEN INT     743410102        36   2,595   SH               SOLE                2,595      -
PROSHARES TR                   ULTRA REAL
                                 ESTATE
                                 PROSHARES    74347R677        52   8,095   SH               SOLE                8,095      -
PUBLIC STORAGE                 COM            74460D109       341   4,295   SH               SOLE                4,295      -
RAMCO GERSHENSON PPTYS TR      COM SH BEN INT 751452202       130  21,000   SH               SOLE               21,000      -
REGENCY CTRS CORP              COM            758849103        52   1,105   SH               SOLE                1,105      -
SIMON PPTY GROUP INC NEW       COM            828806109       933  17,570   SH               SOLE               17,570      -
SL GREEN RLTY CORP             COM            78440X101        22     850   SH               SOLE                  850      -
SOVRAN SELF STORAGE INC        COM            84610H108         4     100   SH               SOLE                  100      -
SUN CMNTYS INC                 COM            866674104         2     100   SH               SOLE                  100      -
SUNSTONE HOTEL INVS INC NEW    COM            867892101        19   3,000   SH               SOLE                3,000      -
SUPERTEL HOSPITALITY INC       COM            868526104       325 191,134   SH               SOLE              191,134      -
TANGER FACTORY OUTLET CTRS INC COM            875465106       203   5,400   SH               SOLE                5,400      -
TAUBMAN CENTERS INC            COM            876664103        36   1,415   SH               SOLE                1,415      -
TOLL BROS INC                  COM            889478103        11     505   SH               SOLE                  505      -
VENTAS INC                     COM            92276F100        54   1,620   SH               SOLE                1,620      -
VORNADO RLTY TR                SH BEN INT     929042109     1,269  21,020   SH               SOLE               21,020      -
WESTERN ASSET EMERGING MKTS    COM            95766A101       253  20,093   SH               SOLE               20,093      -